(9) Inventory: Schedule of Inventory, Current (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Inventory, Current
	June 30,	September 30,
	2013	2012
Raw materials	$ 635,721	$ 822,566
Reserve for damaged or obsolete inventory	(192,000)	(192,000)
Total inventory, net of reserves	$ 443,721	$ 630,566